Expense Example - Ivy Variable Insurance Portfolios Classes - Standard and Service	Dec. 31, 2025 USD ($)
Nomura VIP Core Equity Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,220
Nomura VIP Growth Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Nomura VIP Mid Cap Growth Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
Nomura VIP Mid Cap Growth Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,414
Nomura VIP Smid Cap Core Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,454
Nomura VIP Small Cap Growth Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
Nomura VIP Small Cap Growth Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,461
Nomura VIP Value Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,266
Nomura VIP Corporate Bond Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	977
Nomura VIP High Income Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Nomura VIP High Income Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Nomura VIP Limited-Term Bond Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,065
Nomura VIP Global Growth Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,482
Nomura VIP International Core Equity Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,137
Nomura VIP International Core Equity Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,426
Nomura VIP Asset Strategy Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	953
Nomura VIP Asset Strategy Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,247
Nomura VIP Balanced Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,313
Nomura VIP Energy Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,275
Nomura VIP Energy Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,561
Nomura VIP Natural Resources Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,542
Nomura VIP Science and Technology Series | Standard
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Nomura VIP Science and Technology Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Nomura VIP Pathfinder Aggressive Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Nomura VIP Pathfinder Moderately Aggressive Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Nomura VIP Pathfinder Moderate Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Nomura VIP Pathfinder Moderately Conservative Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Nomura VIP Pathfinder Conservative Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Nomura VIP Pathfinder Moderate — Managed Volatility Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,309
Nomura VIP Pathfinder Moderately Aggressive — Managed Volatility Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Nomura VIP Pathfinder Moderately Conservative — Managed Volatility Series | Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	$ 1,561